Income taxes - Income Taxes Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense:
Federal					$ 3,529	$ 973
State					108	(116)
Total current income tax expense					3,637	857
Deferred income tax expense (benefit):
Federal					(50)	752
State					0	0
Total deferred income tax expense (benefit)					(50)	752
Total	$ 719	$ 1,103	$ 1,898	$ 2,267	$ 3,587	$ 1,609